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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

"The purpose of this filing is to correct the Securities Act File numbers referenced in the original filing on Form 24F-2 for the year ending Dec. 31, 2007 submitted on March 26, 2008, (SEC Accession #0000950137-08-004364)
("Original Filing"). The fee due, if any, was paid under the Original Filing."

Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:
      RiverSource of New York Variable Annuity Account 2
      20 Madison Ave Extension
      P.O. Box 5144
      Albany, NY 12205

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

      [X]

3.    Investment Company Act File Number:
      811-07511

      Securities Act File Number:
      333-139772
      333-139764
      333-144422

4(a). Last day of fiscal year for which this Form is filed:
      December 31, 2007

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      (See Instruction A.2)

      [ ]

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form:

      [ ]

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):
                                                                  $65,755,567.31

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:
                                                                  $46,137,508.47

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier that October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the Commission:
                                                                  $         0.00

      (iv)   Total available redemption credits [add Items
             5(ii) and 5(iii)]:
                                                                  $46,137,508.47

      (v)    Net sales - if Item 5(i) is greater than Item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                  $19,618,058.84

      (vi)   Redemption credits available for use in future
             years if item 5(i) is less than Item5(iv)
             [subtract Item 5(iv) from Item 5(i)]:
                                                                - $         0.00

      (vii)  Multiplier for determining registration fee
             (see Instruction C.9):
                                                                       0.0000393

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):
                                                                  $       770.99

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securites (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to the rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __.

7.    Interest Due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                  $         0.00

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
                                                                  $       770.99

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 18, 2008

      Method of Delivery:

      [x] Wire Transfer

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     [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


     /s/ David K. Stewart
     --------------------------------
     David K. Stewart
     Vice President and Controller

Date August 4, 2008

* Please print the name and the title of the signing officer below the signature.